February 26, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re:  Insured Municipals Income Trust-Insured Multi-Series 226
          File No. 333-36731   CIK #896372

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the Post-Effective, which was the most recent amendment to the Post-Effective of the Registration Statement, was filed electronically with the Commission on February 22, 1999.

                                    Very truly yours,




                                    Van Kampen Funds Inc.